HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND (Prospectus Summary) | HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND
HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND
INVESTMENT GOAL.
The Fund seeks to maximize total return while providing shareholders with a high level of current income consistent with prudent investment risk.
YOUR EXPENSES.
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  Please note that fees and expenses in this table and the examples below do not include fees and expenses that will be applied at the variable annuity or variable life insurance contract level or by a qualified employee benefit plan and would be higher if such fees and expenses were included.  You should review your variable contract prospectus (or other disclosure document) or plan documents for more information on those fees and expenses.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND (USD $)	IA	IB
Maximum sales charge (load) as a percentage of offering price
Maximum deferred sales charge (load)
Exchange fees	none	none

Annual Fund Operating Expenses (expenses that are deducted from the fund's assets)
Annual Fund Operating Expenses HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND	IA	IB
Management fees	0.45%	0.45%
Distribution and service (12b-1) fees	none	0.25%
Other expenses	0.03%	0.03%
Total annual fund operating expenses	0.48%	0.73%

EXAMPLE.
The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The examples assume that:

o          Your investment has a 5% return each year

o          The Fund's operating expenses remain the same

o          You reinvest all dividends and distributions.

Your actual costs may be higher or lower.  Based on these assumptions, for every
$10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:
Expense Example HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
IA	49	154	269	604
IB	75	233	406	906

Expense Example, No Redemption HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
IA	49	154	269	604
IB	75	233	406	906

PORTFOLIO TURNOVER.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual Fund operating expenses or in the examples, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 426% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGY.
The Fund seeks its goal by investing in
securities that Wellington Management Company, LLP ("Wellington Management")
considers to be attractive from a total return perspective while providing current income.  The Fund normally invests at least 80% of its assets in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.  The Fund invests both in U.S. Treasury obligations and in obligations of U.S. Government agencies or instrumentalities.  The Fund may invest a significant portion of its assets in mortgage-backed securities issued by U.S. Government agencies.  The Fund may also invest up to 20% of its net assets in securities issued or guaranteed by the governments of, or agencies or instrumentalities of the governments of, Canada, France, Germany, Italy, Japan, or the United Kingdom, provided that if such securities are denominated in currencies other than the U.S. dollar the currency exposure is hedged back to
U.S. dollars.  The Fund may also invest in asset-backed and commercial mortgage-backed securities issued by private entities.  The Fund may utilize reverse repurchase transactions.  The Fund may also utilize derivatives, including futures contracts and options, to manage portfolio risk or for other investment purposes. The Fund may trade securities actively.
MAIN RISKS.
The primary risks of investing in the Fund are described below.
When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.  An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  As with any fund, there is no guarantee that the Fund will achieve its goal.  For more information regarding risks and investment matters please see "Additional
Information Regarding Risks and Investment Strategies" in the Fund's prospectus.

Market Risk - Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably.  Securities may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

U.S. Government Securities Risk - Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics.
Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government.  No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.  In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government.

Interest Rate Risk - The risk that your investment may go down in value when interest rates rise, because when interest rates rise, the prices of bonds and fixed rate loans fall.  Generally, the longer the maturity of a bond or fixed rate loan, the more sensitive it is to this risk.  Falling interest rates also create the potential for a decline in the Fund's income. These risks are greater during periods of rising inflation.

Credit Risk - Credit risk is the risk that the issuer of a security or other instrument will not be able to make principal and interest payments when due.
Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the Fund's investment in that issuer.  The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

Mortgage- and Asset-Backed Securities Risk - Mortgage- and asset-backed securities represent interests in "pools" of mortgages or other assets, including consumer loans or receivables held in trust.  Mortgage-backed securities are subject to credit risk, interest rate risk, "prepayment risk"
(the risk that borrowers will repay a loan more quickly in periods of falling interest rates) and "extension risk" (the risk that borrowers will repay a loan more slowly in periods of rising interest rates).  If the Fund invests in mortgage-backed or asset-backed securities that are subordinated to other interests in the same mortgage pool, the Fund may only receive payments after the pool's obligations to other investors have been satisfied.  An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool's ability to make payments of principal or interest to the Fund, reducing the values of those securities or in some cases rendering them worthless.  The risk of such defaults is generally higher in the case of mortgage pools that include so-called "subprime" mortgages.

Derivatives Risk - Derivatives are instruments whose value depends on, or is derived from, the value of an underlying asset, reference rate or index.
Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund's original investment.  Successful use of derivative instruments by the Fund depends on the sub-adviser's judgment with respect to a number of factors and the Fund's performance could be worse than if it had not used these instruments.  In addition, the fluctuations in the value of derivatives may not correlate perfectly with the value of any portfolio assets being hedged, the performance of the asset class to which the sub-adviser seeks exposure, or the overall securities markets.

Futures and Options Risks - Futures and options may be more volatile than direct investments in the securities underlying the futures and options, may not correlate perfectly to the underlying securities, may involve additional costs, and may be illiquid.  Futures and options also may involve a small initial investment relative to the risk assumed, which could result in losses greater than if they had not been used.  Futures and options are also subject to the risk that the other party to the transaction defaults on its obligation.

Active Trading Risk - Active trading could increase the Fund's transaction costs
(thus affecting performance).

The Fund is subject to certain other risks, which are described elsewhere in this prospectus.
PAST PERFORMANCE.
The performance information below indicates the risks of
investing in the Fund.  Keep in mind that past performance does not indicate future results.  Updated performance information is available at
www.hartfordinvestor.com.  The returns:

o          Assume reinvestment of all dividends and distributions

o          Reflect the Fund's performance when the Fund's portfolio was managed by a previous sub-adviser

o          Would be lower for periods when fee waivers were in place

o          Would be lower if the effect of sales charges or other fees that may be applied at the contract or plan level were included.
The bar chart:

o          Shows how the Fund's total return has varied from year to year

o          Shows the returns of the Fund's Class IA shares.  Because all of the
Fund's shares are invested in the same portfolio of securities, returns for the
Fund's Class IB shares differ only to the extent that the classes do not have the same expenses.
Total returns by calendar year

Highest/Lowest quarterly results during the periods shown in the bar chart were: Highest 5.23% (3rd quarter, 2002) Lowest -2.19% (2nd quarter, 2004)
AVERAGE ANNUAL TOTAL RETURNS.
The table below shows returns for the Fund over time compared to those of a broad-based market index.  Returns prior to the inception date of
Class IB shares reflect returns of Class IA shares adjusted to reflect
Class IB expenses.  For more information regarding returns see the
"Performance Notes" section in the Fund's prospectus.
Average annual total returns for periods ending 12/31/11
Average Annual Total Returns HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
IA	Class IA	4.87%	3.14%	3.59%
IB	Class IB	4.61%	2.88%	3.33%
Barclays Capital Intermediate Government Bond Index	Barclays Capital Intermediate Government Bond Index (reflects no deduction for fees, expenses or taxes)	6.08%	5.86%	4.89%